INCOME TAX AND DEFERRED TAX ASSETS	6 Months Ended
Jun. 30, 2023
INCOME TAX AND DEFERRED TAX ASSETS
INCOME TAX AND DEFERRED TAX ASSETS

NOTE 5 – INCOME TAX AND DEFERRED TAX ASSETS

The Group has no presence in the United States and does not conduct business in the United States, so no United States income tax is imposed upon the Group.

MDJM was incorporated under the laws of the Cayman Islands. Under the current laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

MDJM Hong Kong was incorporated under the laws of Hong Kong and is subject to the uniform tax rate of 16.5%. Under Hong Kong tax law, it is exempted from the Hong Kong income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. MDJM Hong Kong did not have significant activities in Hong Kong during the six months ended June 30, 2023 and 2022.

MDJM UK and Mansions were incorporated in the UK. A UK company is subject to UK corporation tax on its income profits and capital profits. The main rate of corporation tax is 25% for the fiscal year beginning April 1, 2023 (previously 19% in the fiscal year beginning April 1, 2022). In addition, from April 1, 2023, a 19% small profits rate of corporation tax was introduced for companies whose profits do not exceed GBP 50,000.

Historically, the Company, through its Chinese subsidiary, Mingda Beijing, and the VIE, is principally engaged in business in the PRC and is subject to a standard tax rate of 25%. At the beginning of 2019, the China State Administration of Taxation issued an income tax abatement policy to small businesses with taxable income less than RMB3 million, a number of employees less than 300, and total assets less than RMB50 million for the tax periods from January 1, 2019 to December 31, 2021. According to the tax abatement policy, the income tax rate was reduced to 5% for small businesses with taxable income less than RMB1 million, and the income tax rate was reduced to 10% for small businesses with taxable income from RMB1 million to RMB3 million. In 2022, a new tax abatement policy was issued. From January 1, 2022 to December 31, 2022, the income tax rate was 2.5% for small businesses with taxable income under RMB1 million; and from January 1, 2022 to December 31, 2024, income tax rate will be 5% for small businesses with taxable income between RMB1 million to RMB3 million. Mingda Beijing and Mingda Tianjin are qualified to receive the above tax abatement.

The Group adopted ASC 740-10-25 Accounting for Uncertainty in Income Taxes and such adoption did not have any material impact on the accompanying consolidated financial statements. Tax regulations are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. All tax positions taken, or expected to be taken, continue to be more likely than not ultimately settled at the full amount claimed. The Group’s tax filings are subject to the PRC tax bureau’s examination for a period up to five years. The Group is not currently under any examination by the PRC tax bureau.

Deferred income tax assets are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive income in the period of the enactment of the change.

As of June 30, 2023, the Group had net operating losses of approximately $4,250,000 carried forward in the PRC operation and net operating losses of approximately $457,000 carried forward in the UK operation. The management believes these losses are more likely than not to be used to offset future operating income, and, therefore, the full amount of valuation is provided.

Significant components of the Group’s deferred tax assets consisted of accounts receivable, net, and valuation allowance. The deferred tax assets were $0 and $11,121 as of June 30, 2023 and December 31, 2022, respectively. Significant components of the Group’s deferred tax assets consisted of the following:

	June 30,	December 31,
Deferred tax items	2023	2022
Accounts receivable, net	$—	$17,602
Net operating loss - UK	—	—
Valuation allowance	—	(6,481)
Deferred tax assets, net	$—	$11,121

The provision for income tax for the six months ended June 30, 2023 and 2022 was as follows:

	June 30,	June 30,
	2023	2022
Current	$—	$—
Deferred tax adjustment	(11,071)	—
Total income tax	$(11,071)	$—

Reconciliation of the statutory income tax rate and the Group’s effective income tax rate for the six months ended June 30, 2023 and 2022, respectively, were as follows:

	June 30,	June 30,
China	2023	2022
Hong Kong statutory income tax rate	16.50%	16.50%
Valuation allowance recognized with respect to the loss in Hong Kong Company	(16.50)%	(16.50)%
PRC statutory income tax rate	25.00%	25.00%
Valuation allowance recognized with respect to the loss in PRC Company	(25.00)%	(25.00)%
Effect of valuation and deferred tax adjustments	(2.52)%	0.00%
Effective rate	(2.52)%	0.00%

United Kingdom
UK statutory income tax rate	19.00%	19.00%
Valuation allowance recognized with respect to the loss in UK	(19.00)%	(19.00)%
Effect of valuation and deferred tax adjustments	0.00%	0.00%
Effective rate	0.00%	0.00%

Aggregate undistributed earnings of the Company’s subsidiaries, the VIE, and the VIE’s subsidiaries located in the PRC that were available for distribution on June 30, 2023 and December 31, 2022 are considered to be indefinitely reinvested and accordingly; no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside of the PRC. The Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As June 30, 2023, the Company had not declared any dividends.

As of June 30, 2023, the Group had no significant uncertain tax positions that qualified for either recognition or disclosure in the financial statements. As of June 30, 2023, income tax returns for the tax years ended December 31, 2018 through December 31, 2022 remained open for statutory examination by PRC tax authorities.

The uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Company’s condensed consolidated financial statements as of June 30, 2023. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. The Group’s policy is to recognize interest and penalties accrued on any unrecognized tax benefits, if any, as a component of income tax expense. The Group does not anticipate any significant increases or decreases in its liability for unrecognized tax benefit within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 (approximately $14,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The tax authority of the PRC government conducts periodic and tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Group’s tax positions and concluded that no provision for uncertainty in income taxes was necessary as of June 2023 and December 31, 2022.